Financing Receivables net (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Financing s receivable, net	$ 0	$ 43,105,527
Financial Receivable [Member]
Financing receivable beginning	45,374,239	44,783,011
Increase in accrued interest	620,442	1,840,722
Principal and interest derecognized	(46,286,849)
Foreign currency translation adjustment	292,168	(1,249,494)
Financing receivable ending	0	45,374,239
Allowance for credit losses	0	(2,268,712)
Financing s receivable, net	0	43,105,527
Financial Receivable [Member] | Principal [Member]
Financing receivable beginning	40,072,336	41,197,763
Increase in accrued interest	0	0
Principal and interest derecognized	(40,330,364)
Foreign currency translation adjustment	258,028	(1,125,427)
Financing receivable ending	0	40,072,336
Financial Receivable [Member] | Interest [Member]
Financing receivable beginning	5,301,903	3,585,248
Increase in accrued interest	620,442	1,840,722
Principal and interest derecognized	(5,956,485)
Foreign currency translation adjustment	34,140	(124,067)
Financing receivable ending	$ 0	$ 5,301,903